Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Statement of Cash Flows [Abstract]
Net income (loss)	$ 14,549,512	$ (111,334)	$ 5,828,978	$ 236,586
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	92,338	82,108	178,754	186,350
Common stock issued for services		35,200	35,200	54,750
Series B stock issued for services		14,100	14,100	792,200
Accounts receivable allowance	22,382	22,382		22,382
Fixed assets, net			(192,617)	(207,973)
Acquired intangible assets	45,540	(9,357)	(8,954)	(11,615)
Change in assets and liabilities:
Gross accounts receivable	(11,742)	(88,202)	(163,415)	981,618
Prepaid	55,872	(364,395)	(440,762)	246,856
Related party receivable	(36,532,537)	(5,172,027)	(38,407,601)	(1,682,450)
Accounts payable	191,628	291,278	(63,104)	49,337
Other current liabilities	(1,301,578)	(4,272,323)	(3,195,117)	4,557,126
Accrued interest	(2,787)	39,612	(28,097)	37,431
Client funds payable	1,885,820	5,219,961	(5,712,901)	(18,693,481)
Fair value of trading position, net	1,267,725	(59,718)	(576,716)	268,101
Operating lease	(48,292)	(88,531)	(181,581)	672,245
Deferred taxes	(186,506)	46,294	44,557	(513,163)
Related party guarantee				1,353,170
Tax receivable	275,609	(23,314)	(22,439)	9,299
Trade receivables	(88,986)
Accrued income	(2,017,206)	1,529,901	1,793,304	(1,037,574)
Right of use of assets (lease)	44,700	81,348	167,216	(938,571)
Accrued expenses, related party	620,497	7,500	12,787	(15,000)
Net cash provided by (used in) operating activities	(21,138,011)	(2,819,517)	(40,918,408)	(13,632,376)
Investing Activities:
Capitalized software	(464,777)	(127,987)	(316,937)	(75,766)
Business acquisition seller’s note			2,000,000
Acquisition of Alchemy International Limited			8,933,118
Changes in paid-in capital, common control			1,054,389	818,507
Purchases of fixed assets	(8,142)	(74,721)
Investment in private entities	317
Net cash provided by (used in) investing activities	(472,602)	(202,708)	11,670,570	742,741
Financing Activities:
Borrowing from (payments to) line of credit	186,510	66,494	(3,985)	54,595
Net proceeds from CARES Act - paycheck protection program		(4,771)	(5,661)	(14,991)
Net proceeds from SBA loan	(4,252)	(4,253)	(8,506)	(8,505)
Related party advances	32,831,092	(5,207,274)	21,204,630	7,199,501
Common stock issued for cash				20,000
Common stock issued for financing cost				8,900
Series A for cash and cancelation				(200)
Changes in NCI			16,503	(22,118)
Noncontrolling interest income			(31,389)	10,958
Changes in paid-in capital, common control	2,295,047	1,529,884
Net cash provided by (used in) financing activities	35,308,397	(3,619,920)	21,171,592	7,248,140
Effect of exchange rates	(217,936)	337,435	369,038	(298,009)
Change in noncontrolling interest share of subsidiary net assets	(7,432)	(8,989)
Non-cash assignment of liquidity-provider balance included within cash and cash equivalents	(5,257,670)
Net increase (decrease) in cash	8,214,746	(6,313,699)	(7,707,208)	(5,939,504)
Cash, cash equivalents, and restricted cash at beginning of the period	17,669,749	25,376,957	25,376,957	31,316,461
Cash, cash equivalents, and restricted cash at end of the period	25,884,495	19,063,258	17,669,749	25,376,957
Cash paid for income taxes
Cash paid for interest
Non - cash investing and financing activities:
Consideration paid directly by principal shareholder on behalf of the Company	250,000
Less: carryover book value of net assets acquired	(143,981)
Deemed distribution to principal shareholder	106,019
Common-control adjustment to additional paid-in capital	2,151,066	1,529,884
Excess consideration allocated to acquired intangible assets on consolidation of ADS	1,280,522
Supplemental non-cash disclosures:
Cash and cash equivalents acquired in the common-control combination	99,198
Noncontrolling interest movements recognized directly in equity	$ (36,117)	$ (8,989)